Other investments - Level 3 investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other investments
Assets at beginning of period	$ 96,483	$ 105,363
Assets at end of period	101,119	96,483	$ 105,363
Level 3 | FVOCI
Other investments
Assets at beginning of period	176	104	217
Additions	127	32	1
Revaluations	14	50
Net transfers out from Level 3 to Level 1		(4)	(113)
Disposals	(8)	(5)
Impairments and exchange adjustments	4	(1)	(1)
Assets at end of period	313	176	$ 104
Other investments | Level 3
Other investments
Assets at beginning of period	10
Additions		10
Revaluations	3
Disposals	$ (13)
Assets at end of period		$ 10